The Eaton Vance Investment Trust
For the National Limited Maturity Tax Free Portfolio

[LOGO]

Semi-Annual Shareholder Report

September 30, 1995


Investment Adviser of National
Limited Maturity Tax Free Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

Transfer Agent
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

                                National Limited Maturity Tax Free Portfolio
                                          Portfolio of Investments
                                             September 30, 1995
                                                 (Unaudited)
 -----------------------------------------------------------------------------------------------------------
                                        Tax-Exempt Investments--100%
 -----------------------------------------------------------------------------------------------------------
Ratings (unaudited)
 -------------------
                         Principal
           Standard        Amount
Moody's    & Poor's    (000 omitted)                          Security                               Value
 -----------------------------------------------------------------------------------------------------------
                                         Education Revenue--12.6%
Aa           NR            $1,500        Arizona Educational Loan Marketing Corporation,
                                           (AMT), 6.00%, 9/1/01                                  $ 1,570,365
A            NR             1,000        Arizona Student Loan Acquisition Authority, (AMT),
                                           7.625%, 5/1/10                                          1,094,240
Baa          NR               500        Louisiana Public Facilities Authority, Louisiana
                                           Association of Independent Colleges &
                                           Universities, 6.20%, 12/1/99                              508,535
A            NR             1,970        Louisiana Public Facilities Authority Student Loan
                                           Revenue Bonds, (AMT), 7.00%, 9/1/06                     2,070,982
A            A-             1,275        Massachusetts Industrial Financing Agency, Clark
                                           University, 6.80%, 7/1/06                               1,397,324
A1           A+             1,730        Massachusetts Health and Educational Facilities
                                           Authority, Tufts University Issue, 7.40%, 8/1/18        1,864,715
Aa           AA             1,615        Metropolitan Government Nashville & Davidson
                                           Counties, Tennessee, Health & Education
                                           Facilities, (Vanderbilt Univ.), 7.625%, 5/1/08          1,754,003
Aaa          NR             1,000        The New England Education Loan Marketing
                                           Corporation, 5.80%, 3/1/02                              1,045,020
Baa1         BBB+             250        New York Dormitory Authority, State University
                                           Education Facilities, 7.00%, 5/15/02                      269,645
A1           A+             1,000        State of New York Dormitory Authority, University
                                           of Rochester, 6.50%, 7/1/09                             1,037,690
A1           AA             1,000        Texas A & M University Revenue Bonds, 7.00%,
                                           5/15/09                                                 1,085,070
A            NR             1,610        The State of Texas, Texas College Student Loan
                                           Senior Lien, 7.45%, 10/1/06                             1,739,331
Aa1          AA             2,000        University of Texas Financing System, 7.00%,
                                           8/15/07                                                 2,228,740
NR           AA             1,500        Wyoming Student Loan Corporation, 6.25%, 12/1/99          1,556,385
                                                                                                   ---------
                                                                                                 $19,222,045
                                                                                                   ---------
                                         Escrowed--3.7%
Aaa          AAA           $1,720        Corpus Christi TX, (FGIC), Prerefunded to 3/1/02,
                                           6.70%, 3/1/08                                         $ 1,908,340
Aaa          A+             2,000        The Commonwealth of Massachusetts, Prerefunded to
                                           8/1/01, 6.75%, 8/1/06                                   2,248,060
Aaa          AAA            1,350        Schuykill County, Pennsylvania, Redevelopment
                                           Authority, (AMBAC), Prerefunded to 6/1/01,
                                           6.75%, 6/1/02                                           1,491,926
                                                                                                   ---------
                                                                                                 $ 5,648,326
                                                                                                   ---------
                                         General Obligations--20.5%
Aa           AA            $2,150        Arlington, Texas, Permanent Improvement, 6.00%,
                                           8/15/01                                               $ 2,325,956
Aaa          AAA            1,500        Austin Independent School District of Travis
                                           County, Texas, 5.20%, 8/1/01                            1,556,280

12


 -----------------------------------------------------------------------------------------------------------
                                     Tax-Exempt Investments (Continued)
 -----------------------------------------------------------------------------------------------------------
Ratings (unaudited)
 -------------------
                         Principal
           Standard        Amount
Moody's    & Poor's    (000 omitted)                          Security                               Value
 -----------------------------------------------------------------------------------------------------------
                                         General Obligations--(Continued)
Aaa          AA+            1,500        Baltimore County, Maryland, 6.00%, 7/1/05                 1,624,275
NR           NR             1,000        Cleveland, Ohio, City School District, 6.50%,
                                           6/15/97                                                 1,005,120
Aaa          AAA            1,000        Dallas County, Texas, Unlimited Tax (Road
                                           Improvement), 6.50%, 8/15/08                            1,072,200
Aa1          AAA            2,000        City of Dallas, Texas (Dallas, Denton and Collin
                                           Counties), 5.90%, 2/15/01                               2,133,960
Ba1          BBB            5,000        City of Detroit, Michigan, 6.50%, 4/1/02                  5,206,200
Ba1          BBB              460        City of Detroit, Michigan, 6.75%, 4/1/03                    485,387
Aaa          AA+            1,000        State of Georgia, 6.00%, 3/1/04                           1,092,290
Aa           AA             2,225        Harris County, Texas, 0.00%, 10/1/08                      1,095,501
A1           AA-            3,500        State of Rhode Island and Providence Plantations,
                                           6.00%, 5/15/01                                          3,746,925
Aa           AA             1,200        Texas Public Finance Authority, 5.375%, 10/1/00           1,251,372
Aa           AA             3,000        State of Texas, Veterans Program, (AMT), 7.625%,
                                           12/1/13                                                 3,311,160
Aa           AA             1,000        City of Tulsa, Oklahoma, 6.20%, 6/1/03                    1,077,610
NR           NR             3,950        Youngstown, Ohio County School District, 6.40%,
                                           7/1/00                                                  4,082,878
                                                                                                   ---------
                                                                                                 $31,067,114
                                                                                                   ---------
                                         Health Care--2.3%
Baa          BBB           $1,500        Colorado Health Facilities Authority, (Rocky
                                           Mountain Adventist Project), 6.00%, 2/1/98            $ 1,516,665
NR           NR               475        Vermont Industrial Development Authority, (Wake
                                           Robins Corp Project), 8.00%, 4/1/99                       485,417
NR           NR             1,550        St. Tammany Public Trust Finance Authority,
                                           Louisiana, (Christwood Project), 8.75%, 11/15/05        1,534,438
                                                                                                   ---------
                                                                                                 $ 3,536,520
                                                                                                   ---------
                                         Hospitals--3.1%
A1           AA-           $1,500        Anchorage, Alaska, Hospital Revenue Bonds, (Sisters
                                           of Providence Project), 6.75%, 10/1/00                $ 1,620,870
A1           AA-            1,400        California Health Facilities Financing Authority,
                                           (Sisters of Providence), 7.50%, 10/1/10                 1,547,938
NR           BBB+             575        County of Lucas, Ohio, Hospital Facilities (Flower
                                           Hospital) 5.70%, 12/1/00                                  575,966
NR           BBB+             425        County of Lucas, Ohio, Hospital Facilities (Flower
                                           Hospital) 5.80%, 12/1/01                                  427,801
Baa1         BBB              500        Massachusetts Health and Educational Facilities
                                           Authority, (Sisters of Providence Health System),
                                           6.00%, 11/15/00                                           519,315
                                                                                                   ---------
                                                                                                 $ 4,691,890
                                                                                                   ---------

                                                                            13


 Portfolio of Investments (continued)
 -----------------------------------------------------------------------------------------------------------
                                     Tax-Exempt Investments (Continued)
 -----------------------------------------------------------------------------------------------------------
Ratings (unaudited)
 -------------------
                         Principal
           Standard        Amount
Moody's    & Poor's    (000 omitted)                          Security                               Value
 -----------------------------------------------------------------------------------------------------------
                                         Housing--5.0%
Aa           AA+           $3,390        Minnesota Housing Finance Agency, (Single Family
                                           Mortgage Bonds), (FHA), 7.55%, 7/1/04                 $ 3,599,943
NR           A+             1,000        New Jersey Housing and Mortgage Finance Agency,
                                           6.40%, 11/1/02                                          1,057,500
Aa           AA             2,895        Wyoming Community Development Agency, (Single
                                           Family Mortgage Bonds), (FHA/VA Mortgages), (AMT),
                                           7.20%, 6/1/10                                           3,066,645
                                                                                                   ---------
                                                                                                 $ 7,724,088
                                                                                                   ---------
                                         Industrial Development Revenue--8.2%
Baa1         NR            $  400        Jackson, Alabama, Industrial Development Board,
                                           Solid Waste Disposal (Boise Cascade), 7.875%,
                                           8/1/00                                                $   414,468
NR           NR             5,325        Jackson, Tennessee, Industrial Development Board,
                                           Solid Waste Disposal (Owens-Corning Fiberglass),
                                           (AMT), 6.25%, 3/31/04                                   5,384,267
Baa2         BBB            2,000        Memphis-Shelby County, Tennessee, Airport, (Federal
                                           Express), 6.75%, 9/1/12                                 2,089,580
NR           A-             1,115        Ohio Economic Development Commission, (Ohio
                                           Enterprise Board), (AMT), 5.60%, 6/1/02                 1,121,668
NR           A+               300        Ohio Industrial Development Revenue Bonds, (Specko
                                           Corporation) (AMT), 6.25%, 6/1/00                         306,270
B1           BB+            2,075        Polk County Florida, Industrial Development
                                           Authority, (IMC Fertilizer), (AMT), 7.525%, 1/1/15      2,168,002
A1           A-             1,000        Richland County, South Carolina, Pollution Control
                                           Revenue (Union Camp Corporation Project), 5.875%,
                                           11/1/02                                                 1,059,490
                                                                                                   ---------
                                                                                                 $12,543,745
                                                                                                   ---------
                                         Insured Transportation--1.8%
Aaa          AAA           $1,100        Metropolitan Washington D.C. Airport Authority,
                                           (MBIA), 7.60%, 10/1/14                                $ 1,211,342
Aaa          AAA            1,500        Port of Houston Authority of Harris County, Texas,
                                           (MBIA) 5.75%, 5/1/02                                    1,545,690
                                                                                                   ---------
                                                                                                 $ 2,757,032
                                                                                                   ---------
                                         Insured Education--3.5%
Aaa          AAA           $1,000        Alabama A&M University, (MBIA), 6.00%, 7/1/05           $ 1,076,700
Aaa          AAA            2,150        Illinois State University Auxiliary Facilities
                                           System, (MBIA), 6.20%, 4/1/01                           2,314,174
Aaa          AAA            1,840        Pennsylvania State Higher Education Assistance
                                           Agency, (FGIC), 6.80%, 12/1/00                          1,974,099
                                                                                                   ---------
                                                                                                 $ 5,364,973
                                                                                                   ---------
                                         Insured General Obligations--4.4%
Aaa          AAA           $1,280        Corpus Christi, Texas, (FGIC), 6.70%, 3/1/08            $ 1,389,952

14


 -----------------------------------------------------------------------------------------------------------
                                     Tax-Exempt Investments (Continued)
 -----------------------------------------------------------------------------------------------------------
Ratings (unaudited)
 -------------------
                         Principal
           Standard        Amount
Moody's    & Poor's    (000 omitted)                          Security                               Value
 -----------------------------------------------------------------------------------------------------------
                                         Insured General Obligations--(Continued)
Aaa          AAA            1,000        District of Columbia, (MBIA), 6.00%, 6/1/01              1,058,770
Aaa          AAA            1,500        Grand Ledge, Michigan, Public School District,
                                           (MBIA), 7.875%, 5/1/11                                 1,773,315
Aaa          AAA            3,760        Maricopa County, Arizona, School District #28,
                                           (FGIC), 0.00%, 7/1/03                                  2,553,717
                                                                                                   ---------
                                                                                                 $6,775,754
                                                                                                   ---------
                                         Insured Hospitals--3.9%
Aaa          AAA           $3,430        Connecticut Development Authority, (Hartford
                                           Hospital Real Estate Corporation Project), (MBIA),
                                           (AMT), 6.875%, 10/1/06                                $3,709,065
Aaa          AAA            1,000        Kentucky Development Finance Authority, (St. Luke's
                                           Hospital) (MBIA), 7.30%, 10/1/03                       1,104,070
Aaa          AAA            1,000        Massachusetts Health & Education Facilities
                                           Authority, (Metro West Health Inc.), (AMBAC),
                                           5.70%, 11/15/01                                        1,059,620
                                                                                                   ---------
                                                                                                 $5,872,755
                                                                                                   ---------
                                         Insured Housing--1.8%
Aaa          AAA           $1,610        Iowa Finance Authority, Single Family Mortgage,
                                           (AMBAC), 5.55%, 7/1/00                                $1,631,236
Aaa          AAA            1,460        Massachusetts State Housing Finance Authority,
                                           (AMBAC), (AMT), 6.00%, 1/1/04                          1,038,040
                                                                                                   ---------
                                                                                                 $2,669,276
                                                                                                   ---------
                                         Insured Industrial Development Revenue--1.8%
Aaa          AAA           $1,500        Alabama Water Pollution Control Authority,
                                           Revolving Fund (AMBAC), 6.50%, 8/15/04                $1,576,965
Aaa          AAA            1,000        Illinois Development Finance Authority, Pollution
                                           Control Revenue, (Commonwealth Edison), (MBIA),
                                           7.25%, 6/1/11                                          1,091,560
                                                                                                   ---------
                                                                                                 $2,668,525
                                                                                                   ---------
                                         Insured Lease Revenue/Certificates of
                                         Participation--2.2%
Aaa          AAA           $1,750        Anchorage, Alaska, Certificates of Participation,
                                           (BIGI), 7.55%, 2/15/98                                $1,806,718
Aaa          AAA            1,500        Texas State Public Finance Authority, (AMBAC),
                                           5.60%, 2/1/00                                          1,571,280
                                                                                                   ---------
                                                                                                 $3,377,998
                                                                                                   ---------
                                         Insured Utilities--2.2%
Aaa          AAA           $1,000        Intermountain Power Agency, Utah, (FGIC), 7.00%,
                                           7/1/15                                                $1,051,030
Aaa          AAA            2,150        Washington Public Power Supply System, Nuclear
                                           Project No. 3, (FGIC), 7.00%, 7/1/05                   2,335,954
                                                                                                   ---------
                                                                                                 $3,386,984

                                                                            15


 Portfolio of Investments (continued)


 -----------------------------------------------------------------------------------------------------------
                                     Tax-Exempt Investments (Continued)
 -----------------------------------------------------------------------------------------------------------
Ratings (unaudited)
 -------------------
                         Principal
           Standard        Amount
Moody's    & Poor's    (000 omitted)                          Security                               Value
 -----------------------------------------------------------------------------------------------------------
                                         Insured Special Tax--1.4%
Aaa          AAA           $1,000        Arizona State Transportation Board, (Maricopa
                                           County Area Regional Road Fund), (MBIA), 7.00%,
                                           7/1/00                                                $1,103,140
Aaa          AAA            1,000        Harris County Municipal Utility District No. 238,
                                           (MBIA), 6.00%, 9/1/09                                  1,016,310
                                                                                                   ---------
                                                                                                 $2,119,450
                                                                                                   ---------
                                         Insured Water & Sewer--1.5%
Aaa          AAA           $1,000        Boston Water and Sewer Commission, (FSA), 5.50%,
                                           11/1/01                                               $1,049,890
Aaa          AAA            1,170        City of Vallejo, California, (Water Improvement
                                           Project), (FGIC), 6.00%, 11/1/00                       1,254,813
                                                                                                   ---------
                                                                                                 $2,304,703
                                                                                                   ---------
                                         Lease Revenue/Certificate of Participation--0.9%
NR           NR            $1,405        Los Angeles, California, Regional Airports
                                           Improvement Corporation, (Trans World Airlines
                                           Inc.), 6.125%, 5/15/00                                $1,395,868
                                                                                                   ---------
                                         Miscellaneous--2.0%
A            A+            $1,000        Metropolitan Pier and Exposition Authority of
                                           Illinois, McCormick Place Expansion Project, 5.75%,
                                           6/15/02                                               $1,059,650
A            A+               500        Metropolitan Pier and Exposition Authority of
                                           Illinois, McCormick Place Expansion Project, 5.90%,
                                           6/15/03                                                  535,005
Aa           AA             1,400        Virginia State Public School Authority, 6.00%,
                                           8/1/01                                                 1,510,908
                                                                                                   ---------
                                                                                                 $3,105,563
                                                                                                   ---------
                                         Solid Waste--3.7%
NR           A+            $1,500        Fairfax County Economic Development Authority,
                                           (Ogden Martin Systems of Fairfax, Inc. Project),
                                           (AMT), 7.75%, 2/1/11                                  $1,643,985
NR           BBB-           2,120        New Jersey Economic Development Authority Heating &
                                           Cooling, (Trigen-Trenton Project), (AMT), 6.10%,
                                           12/1/04                                                2,127,441
NR           NR             1,800        Pennsylvania Economic Development Authority,
                                           Resource Recovery, (Northampton), 6.75%, 1/1/07        1,809,594
                                                                                                   ---------
                                                                                                 $5,581,020
                                                                                                   ---------
                                         Transportation--4.0%
Baa          BB            $2,000        Denver, Colorado City & County Airport, (AMT),
                                           7.00%, 11/15/09                                       $2,118,740
Aa           AA-            3,700        Los Angeles, California, Department of Airports,
                                           7.40%, 5/1/10                                          3,922,000
                                                                                                   ---------
                                                                                                 $6,040,740
                                                                                                   ---------
                                         Utility Revenue--8.8%
Aa           AA            $1,545        Conservation and Renewable Energy System,
                                           Washington Conservation Project, 5.55%, 10/1/02       $1,609,396

16


  -----------------------------------------------------------------------------------------------------------
                                     Tax-Exempt Investments (Continued)
 -----------------------------------------------------------------------------------------------------------
Ratings (unaudited)
 -------------------
                         Principal
           Standard        Amount
Moody's    & Poor's    (000 omitted)                          Security                               Value
 -----------------------------------------------------------------------------------------------------------
                                         Utility Revenue--(Continued)
Aa3          AA-            1,000        Chicago, Illinois, Gas Supply Revenue Bonds, (The
                                           Peoples Gas Light and Coke Company Project), 7.50%,
                                           3/1/15                                                  1,106,290
Aa           AA             1,000        Intermountain Power Agency, Power Supply Revenue
                                           Bonds, 7.20%, 7/1/11                                    1,088,950
Aa1          AA             1,000        Jacksonville Electric Authority, St. John's River
                                           Power System, 6.75%, 10/1/05                            1,111,600
Aa2          AA             2,500        Jefferson County, Kentucky, Louisville Gas and
                                           Electric Company Project, 7.75%, 2/1/19                 2,711,875
Aa3          AA-            1,000        Joliet Illinois, Gas Supply Revenue, Peoples Gas
                                           Light & Coke, 8.00%, 6/1/99                             1,106,100
Aa           A+             1,000        Platte River Power Authority (Colorado), 6.50%,
                                           6/1/01                                                  1,052,420
Aa           AA-            1,000        Southern California Public Power Authority, 5.50%,
                                           7/1/12                                                    955,660
Aa           AA             1,000        Washington Public Power Supply System, Nuclear
                                           Project No. 3, 7.375%, 7/1/04                           1,109,940
Aa           AA             1,500        Washington Public Power Supply System, Nuclear
                                           Project No. 1, 7.50%, 7/1/15                            1,621,860
                                                                                                   ---------
                                                                                                $ 13,474,091
                                                                                                   ---------
                                         Water & Sewer Revenue--0.7%
Aa           AA+           $1,000        Harris County, Texas, Flood Control District,
                                           7.125%, 10/1/00                                      $  1,122,347
                                                                                                   ---------
                                         Total Investments (identified cost, $148,688,833)      $152,450,807
                                                                                                   =========

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 24.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 0.7% to 11.3% of total investments.

At September 30, 1995, the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments, is as follows:

           Texas                                                17%
           Others, representing less than 7% individually       83%

                      See notes to financial statements

                                             Financial Statements

                                      Statement of Assets and Liabilities
  -----------------------------------------------------------------------------------------------------------
                                        September 30, 1995 (unaudited)
  -----------------------------------------------------------------------------------------------------------
Assets:
 Investments, at value (Note 1A) (identified cost, $148,688,833)                                $152,450,807
 Cash                                                                                                743,925
 Receivable for investments sold                                                                     382,076
 Interest receivable                                                                               2,762,222
 Deferred organization expenses (Note 1D)                                                              6,391
                                                                                                  -----------
      Total assets                                                                              $156,345,421
Liabilities:
 Payable for investments purchased                                                $2,524,835
 Payable to affiliates--
  Trustees' fees                                                                       2,590
  Custodian fee                                                                        1,353
 Accrued expenses                                                                      3,599
                                                                                     -------
      Total liabilities                                                                            2,532,377
                                                                                                  -----------
Net Assets applicable to investors' interest in Portfolio                                       $153,813,044
                                                                                                  ===========
Sources of Net Assets:
 Net proceeds from capital contributions and withdrawals                                        $150,051,070
 Unrealized appreciation of investments (computed on the basis of identified
  cost)                                                                                            3,761,974
                                                                                                  -----------
      Total                                                                                     $153,813,044
                                                                                                  ===========


                        See notes to financial statements

                                  Statement of Operations
  -----------------------------------------------------------------------------------------
                       Six Months Ended September 30, 1995 (unaudited)
  -----------------------------------------------------------------------------------------
Investment Income:
 Interest income                                                                $4,481,895
 Expenses--
  Investment adviser fee (Note 2)                                 $  375,074
  Compensation of Trustees not members of the Investment
  Adviser's
    organization                                                       6,248
  Custodian fees (Note 2)                                             37,833
  Legal and accounting services                                       23,028
  Amortization of organization expenses (Note 1D)                      1,237
  Miscellaneous                                                       23,351
                                                                     -------
    Total expenses                                                $  466,771
  Deduct reduction of custodian fee (Note 2)                           9,482
                                                                     -------
     Net expenses                                                                  457,289
                                                                                  ---------
      Net investment income                                                     $4,024,606
                                                                                  ---------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss)--
  Investment transactions (identified cost basis)                 $  751,633
  Financial futures contracts                                       (815,015)
                                                                     -------
   Net realized loss                                                            $  (63,382)
 Change in unrealized appreciation of--
  Investments                                                     $2,147,434
  Financial futures contracts                                        144,506
                                                                     -------
   Net change in unrealized appreciation                                         2,291,940
                                                                                  ---------
    Net realized and unrealized gain                                            $2,228,558
                                                                                  ---------
     Net increase in net assets from operations                                 $6,253,164
                                                                                  =========

                        See notes to financial statements

 Financial Statements (continued)

                            Statements of Changes in Net Assets
 -------------------------------------------------------------------------------------------
                                                         Six Months Ended
                                                        September 30, 1995      Year Ended
                                                           (unaudited)        March 31, 1995
                                                         -----------------      ------------
Increase (Decrease) in Net Assets:
 From operations--
  Net investment income                                    $  4,024,606        $  8,797,304
  Net realized loss on investments                              (63,382)         (4,509,177)
  Change in unrealized appreciation of investments            2,291,940           4,668,165
                                                         -----------------      ------------
   Net increase in net assets from operations              $  6,253,164        $  8,956,292
                                                         -----------------      ------------
 Capital transactions--
  Contributions                                            $  8,039,635        $ 53,163,573
  Withdrawals                                               (30,100,559)        (70,340,668)
                                                         -----------------      ------------
   Decrease in net assets resulting from capital
  transactions                                             $(22,060,924)       $(17,177,095)
                                                         -----------------      ------------
    Total decrease in net assets                           $(15,807,760)       $ (8,220,803)
Net Assets:
 At beginning of period                                     169,620,804         177,841,607
                                                         -----------------      ------------
 At end of period                                          $153,813,044        $169,620,804
                                                         =================      ============

--------------------------------------------------------------------------------------------
                                     Supplementary Data
--------------------------------------------------------------------------------------------
                                                   Six Months Ended     Year Ended March 31,
                                                     September 30,      --------------------
                                                        1995**            1995       1994*
                                                    -----------------      -----      -------
Ratios (As a percentage of average daily net
  assets):
 Expenses                                                  0.58%+           0.53%       0.52%+
 Net investment income                                     4.99%+           5.02%       4.74%+
Portfolio Turnover                                           26%              56%         21%
Net Assets, end of period (000 omitted)                $153,813         $169,621    $177,842

 +Annualized.
 *For the period from the start of business, May 3, 1993, to March 31, 1994.
**Unaudited.

                        See notes to financial statements

                         Notes to Financial Statements
                                 (Unaudited)
 -----------------------------------------------------------------------------
(1) Significant Accounting Policies

National Limited Maturity Tax Free Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuation--Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income--Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. Income Taxes--The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

D. Deferred Organization Expenses--Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. Financial Futures Contracts--Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. Other--Investment transactions are accounted for on a trade date basis.

G. Interim Financial Information--The interim financial statements relating to September 30, 1995 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1995, the fee was equivalent to 0.47% of the Portfolio's average net assets for such period and amounted to $375,074. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Investors Bank & Trust Company
(IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. For the six months ended September 30, 1995, credits used to reduce custodian fees amounted to $9,482. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Advisor may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1995, no significant amounts have been deferred.

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(3) Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

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(4) Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $41,356,131 and $57,615,122, respectively.

-----------------------------------------------------------------------------
(5) Federal Income Tax Basis of Investments

The cost and unrealized appreciation/depreciation in value of the investments owned at September 30, 1995, as computed on a federal income tax basis, were as follows:

Aggregate cost                         $148,688,833
                                         ===========
Gross unrealized appreciation          $  3,954,214
Gross unrealized depreciation               192,240
                                         -----------
  Net unrealized appreciation          $  3,761,974
                                         ===========

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(6) Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio had no such obligations outstanding at September 30, 1995.

INVESTMENT MANAGEMENT FOR NATIONAL LIMITED MATURITY PORTFOLIO

OFFICERS              INDEPENDENT TRUSTEES

M. DOZIER GARDNER     DONALD R. DWIGHT
President, Trustee    President, Dwight Partners, Inc.
                      Chairman, Newspapers of New England,
JAMES B. HAWKES       Inc.
Vice President,
Trustee

HOOKER TALCOTT, JR.   SAMUEL L. HAYES, III
Vice President and    Jacob H. Schiff Professor
Portfolio Manager     of Investment Banking,
                      Harvard University
                      Graduate School of
                      Business Administration
JAMES L. O'CONNOR
Treasurer             NORTON H. REAMER
                      President and Director,
THOMAS OTIS           United Asset Management
Secretary             Corporation

                      JOHN L. THORNDIKE
                      Vice President and Director
                      Fiduciary Company Incorporated

                      JACK L. TREYNOR
                      Investment Adviser and
                      Consultant

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